UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	08/31/25

Item 1. Reports to Stockholders.

(a)

Beacon Selective Risk ETF

(BSR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Beacon Selective Risk ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-selective-risk/#documents. You can also request this information by contacting us at 1-866-439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$50	1.00%

Fund Statistics

Net Assets	$31,646,432
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$21,413
Portfolio Turnover	100%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Fixed Income	26.6%
Equity	73.2%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Bond ETF	13.3%
Vanguard Utilities ETF	9.9%
Vanguard Information Technology ETF	9.7%
Vanguard Communication Services ETF	9.6%
Vanguard Consumer Staples ETF	9.4%
Vanguard Consumer Discretionary ETF	9.2%
Vanguard Materials ETF	8.7%
Vanguard Industrials ETF	8.4%
Vanguard Financials ETF	8.3%
Vanguard Short-Term Inflation-Protected Securities ETF	6.7%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Beacon Selective Risk ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-selective-risk/#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-BSR

Beacon Tactical Risk ETF

(BTR) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Beacon Tactical Risk ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://beaconinvestingfunds.com/beacon-tactical-risk/#documents. You can also request this information by contacting us at 1-866-439-9093.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$48	1.00%

Fund Statistics

Net Assets	$27,591,404
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$6,481
Portfolio Turnover	189%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.6%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	99.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Information Technology ETF	9.5%
Vanguard Communication Services ETF	9.4%
Vanguard Consumer Discretionary ETF	9.3%
Vanguard Energy ETF	9.2%
Vanguard Materials ETF	9.1%
Vanguard Financials ETF	9.1%
Vanguard Industrials ETF	9.1%
Vanguard Utilities ETF	8.9%
Vanguard Health Care ETF	8.8%
Vanguard Real Estate ETF	8.8%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

Beacon Tactical Risk ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://beaconinvestingfunds.com/beacon-tactical-risk/#documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-BTR

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Beacon Tactical Risk ETF
(Symbol: BTR)

Beacon Selective Risk ETF
(Symbol: BSR)

Semi-Annual Financial Statements
and Additional Information
August 31, 2025

1-866-439-9093
www.beaconinvestingetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

BEACON TACTICAL RISK ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
14,359	Vanguard Communication Services ETF	$2,587,348
6,661	Vanguard Consumer Discretionary ETF	2,570,213
10,641	Vanguard Consumer Staples ETF	2,331,337
20,101	Vanguard Energy ETF	2,550,616
18,957	Vanguard Financials ETF	2,501,755
9,506	Vanguard Health Care ETF	2,424,790
8,577	Vanguard Industrials ETF	2,498,566
3,762	Vanguard Information Technology ETF	2,622,190
12,113	Vanguard Materials ETF	2,523,865
26,198	Vanguard Real Estate ETF	2,416,504
13,431	Vanguard Utilities ETF	2,453,709
		27,480,893

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,943,961)	27,480,893

	TOTAL INVESTMENTS - 99.6% (Cost $25,943,961)	$27,480,893
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	110,511
	NET ASSETS - 100.0%	$27,591,404

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

BEACON SELECTIVE RISK ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 73.2%
16,912	Vanguard Communication Services ETF	$3,047,373
7,510	Vanguard Consumer Discretionary ETF	2,897,809
13,544	Vanguard Consumer Staples ETF	2,967,355
19,791	Vanguard Financials ETF	2,611,818
9,168	Vanguard Industrials ETF	2,670,730
4,402	Vanguard Information Technology ETF	3,068,282
13,244	Vanguard Materials ETF	2,759,520
17,177	Vanguard Utilities ETF	3,138,066
		23,160,953
	FIXED INCOME - 26.6%
27,100	Vanguard Intermediate-Term Bond ETF	2,108,380
53,220	Vanguard Short-Term Bond ETF	4,202,784
41,827	Vanguard Short-Term Inflation-Protected Securities ETF	2,119,792
		8,430,956

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,178,145)	31,591,909

	TOTAL INVESTMENTS - 99.8% (Cost $29,178,145)	$31,591,909
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	54,523
	NET ASSETS - 100.0%	$31,646,432

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

August 31, 2025

	Beacon Tactical Risk ETF	Beacon Selective Risk ETF
ASSETS
Investment securities:
At cost	$25,943,961	$29,178,145
At fair value	$27,480,893	$31,591,909
Cash and cash equivalents	138,280	88,078
Dividends and interest receivable	450	283
Prepaid expenses	2,303	2,472
TOTAL ASSETS	27,621,926	31,682,742

LIABILITIES
Investment advisory fees payable	1,257	4,343
Payable to related parties	12,553	17,091
Audit fees payable	6,218	6,300
Custody fees payable	4,422	4,583
Transfer agent fees payable	2,506	2,472
Accrued expenses and other liabilities	3,566	1,521
TOTAL LIABILITIES	30,522	36,310

NET ASSETS	$27,591,404	$31,646,432

Net Assets Consist Of:
Paid in capital	$27,590,508	$28,510,547
Accumulated earnings	896	3,135,885
NET ASSETS	$27,591,404	$31,646,432

Net Asset Value Per Share:
Net Assets	$27,591,404	$31,646,432
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,110,000	1,080,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$24.86	$29.30

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended August 31, 2025

	Beacon Tactical Risk ETF	Beacon Selective Risk ETF
INVESTMENT INCOME
Dividends	$428,299	$369,723
Interest	3,074	3,358
TOTAL INVESTMENT INCOME	431,373	373,081

EXPENSES
Investment advisory fees	87,238	98,716
Administrative services	53,444	53,332
Professional fees	15,943	15,611
Legal fees	13,670	14,225
Trustees fees and expenses	13,424	14,851
Custodian fees	8,853	9,506
Audit fees	6,908	6,885
Transfer agent fees	5,251	5,371
Printing and postage expenses	4,014	4,260
Insurance expense	2,760	2,760
Other expenses	3,414	3,664
TOTAL EXPENSES	214,919	229,181

Less: Fees waived by the Adviser	(80,757)	(77,303)
NET EXPENSES	134,162	151,878

NET INVESTMENT INCOME	297,211	221,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Net realized gain from in-kind redemptions	10,876	10,213
Net realized gain on investments	129,894	1,973,554
Realized gain on investments	140,770	1,983,767
Net change in unrealized depreciation on investments	(2,760,101)	(2,499,918)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,619,331)	(516,151)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,322,120)	$(294,948)

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF

STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2025

	For the Six Months Ended August 31, 2025	For the Year Ended February 28, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$297,211	$236,736
Net realized gain on investments	140,770	947
Net change in unrealized appreciation (depreciation) on investments	(2,760,101)	3,599,727
Net increase (decrease) in net assets resulting from operations	(2,322,120)	3,837,410

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	-	(247,212)
Net decrease in net assets resulting from distributions to shareholders	-	(247,212)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	721,325	509,787
Cost of shares redeemed	(245,253)	-
Transaction Fees (Note 5)	800	400
Net increase in net assets resulting from shares of beneficial interest	476,872	510,187

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,845,248)	4,100,385

NET ASSETS
Beginning of Period	29,436,652	25,336,267
End of Period	$27,591,404	$29,436,652

SHARE ACTIVITY
Shares Sold	30,000	20,000
Shares Redeemed	(10,000)	-
Net increase in shares of beneficial interest outstanding	20,000	20,000

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF

STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2025

	For the Six Months Ended August 31, 2025	For the Year Ended February 28, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$221,203	$277,130
Net realized gain on investments	1,983,767	276,196
Net change in unrealized appreciation (depreciation) on investments	(2,499,918)	2,830,632
Net increase (decrease) in net assets resulting from operations	(294,948)	3,383,958

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	-	(274,010)
Net decrease in net assets resulting from distributions to shareholders	-	(274,010)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	855,699	3,160,330
Cost of shares redeemed	(277,826)	(2,874,487)
Transaction Fees (Note 5)	800	400
Net increase in net assets resulting from shares of beneficial interest	578,673	286,243

TOTAL INCREASE IN NET ASSETS	283,725	3,396,191

NET ASSETS
Beginning of Period	31,362,707	27,966,516
End of Period	$31,646,432	$31,362,707

SHARE ACTIVITY
Shares Sold	30,000	110,000
Shares Redeemed	(10,000)	(100,000)
Net increase in shares of beneficial interest outstanding	20,000	10,000

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended August 31, 2025		For the Year Ended February 28, 2025	For the Period Ended February 29, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$27.01		$23.68	$24.94

Activity from investment operations:
Net investment income (2)	0.27		0.22	0.22
Net realized and unrealized gain (loss) on investments	(2.42)		3.34	(1.27)
Total from investment operations	(2.15)		3.56	(1.05)

Less distributions from:
Net investment income	-		(0.23)	(0.21)
Total distributions	-		(0.23)	(0.21)
Net asset value, end of period	$24.86		$27.01	$23.68
Market price, end of period	$24.87		$27.01	$23.74
Total return (3)	(7.96	)%(8)	15.04%	(4.18	)%(8)
Market price total return (3)	(7.92	)%(8)	14.75%	(3.94	)%(8)
Net assets, at end of period (000’s)	$27,591		$29,437	$25,336

Ratio of gross expenses to average net assets (4)	1.60	%(7)	1.46%	1.83	%(7)
Ratio of net expenses to average net assets (4)	1.00	%(7)	1.00%	1.00	%(7)
Ratio of net investment income to average net assets (4)(6)	2.22	%(7)	0.85%	1.04	%(7)
Portfolio Turnover Rate (5)	189	%(8)	0%	355	%(8)

(1)	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended		For the Year Ended	For the Period Ended
	August 31, 2025		February 28, 2025	February 29, 2024 (1)
	(Unaudited)
Net asset value, beginning of period	$29.59		$26.63	$25.00

Activity from investment operations:
Net investment income (2)	0.21		0.26	0.29
Net realized and unrealized gain on investments	(0.50)		2.96	1.62
Total from investment operations	(0.29)		3.22	1.91

Less distributions from:
Net investment income	-		(0.26)	(0.28)
Total distributions	-		(0.26)	(0.28)
Net asset value, end of period	$29.30		$29.59	$26.63
Market price, end of period	$29.32		$29.57	$26.69
Total return (3)	(0.98	)%(8)	12.10%	7.66	%(8)
Market price total return (3)	(0.85	)%(8)	11.77%	7.91	%(8)
Net assets, at end of period (000’s)	$31,646		$31,363	$27,967

Ratio of gross expenses to average net assets (4)	1.51	%(7)	1.34%	1.75	%(7)
Ratio of net expenses to average net assets (4)	1.00	%(7)	1.00%	1.00	%(7)
Ratio of net investment income to average net assets (4)(6)	1.47	%(7)	0.93%	1.28	%(7)
Portfolio Turnover Rate (5)	100	%(8)	65%	208	%(8)

(1)	The Beacon Selective Risk ETF commenced operations on April 17, 2023.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS(Unaudited)

August 31, 2025

1.	ORGANIZATION

The Beacon Tactical Risk ETF (“BTR”) and the Beacon Selective Risk ETF (“BSR”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds’ investment objective seeks to provide long-term capital appreciation. BTR and BSR commenced operations on April 17, 2023. BTR and BSR are each a “Fund of Funds”, in the each Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025 for the Funds’ assets measured at fair value:

Beacon Tactical Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,480,893	$-	$-	$27,480,893
Total	$27,480,893	$-	$-	$27,480,893

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

Beacon Select Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,591,909	$-	$-	$31,591,909
Total	$31,591,909	$-	$-	$31,591,909

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for BTR and BSR. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 29, 2024 to February 28, 2025 or expected to be taken in the Funds’ February 28, 2026 year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$51,305,681	$51,065,622
BSR	$30,477,324	$30,244,357

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$715,069	$242,755
BSR	$849,727	$275,444

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the sub-adviser (the “Sub-Adviser”), to execute portfolio transactions and implement the Adviser’s decisions for the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. For the six months ended August 31, 2025, the Adviser earned $87,238, and $98,716 in advisory fees for BTR and BSR, respectively.

Pursuant to an agreement between the Adviser and the Sub-Adviser, as compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser a fee, computed daily, at an annual rate based on the greater of (1) the Minimum Sub-Advisory Fees or (2) the average daily net assets of the Funds in accordance with the following fee schedule (the “Asset-Based Sub-Advisory Fees”), if the aggregate Asset-Based Sub-Advisory Fees exceed the aggregate Minimum Sub-Advisory Fees:

	Minimum Sub-Advisory Fees	Asset-Based Sub-Advisory Fees
Tactical Risk Fund	$22,500	0.03%
Selective Risk Fund	$22,500	0.03%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BTR and BSR at least until June 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the six months ended August 31, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $80,757 and $77,303 for BTR and BSR, respectively, which are subject to recapture by the Adviser before February 28, 2028 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

As of February 28, 2025 the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	February 28, 2027	February 28, 2028	Total
BTR	$147,473	$128,366	$275,839
BSR	$141,339	$103,096	$244,435

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the funds and there are no current plan to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Professional fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for both BTR and BSR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Beacon Tactical Risk ETF	$200	2.00	%*
Beacon Selective Risk ETF	$200	2.00	%*

For the six months ended August 31, 2025, BTR received $0 and $400 in variable and fixed fees, and BSR received $0 and $800 in variable and fixed fees, respectively.

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Beacon Tactical Risk ETF	$25,943,961	$1,558,935	$(22,003)	$1,536,932
Beacon Selective Risk ETF	29,180,914	2,413,764	(2,769)	2,410,995

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal period ended February 28, 2025 and February 29, 2024, was as follows:

For Fiscal Year Ended 2/28/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Beacon Tactical Risk ETF	$247,212	$-	$-	$247,212
Beacon Selective Risk ETF	274,010	-	-	274,010

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

For Fiscal Year Ended 2/28/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Beacon Tactical Risk ETF	$225,021	$-	$-	$225,021
Beacon Selective Risk ETF	293,580	-	-	293,580

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Beacon Tactical Risk ETF	$-	$-	$-	$(1,974,017)	$-	$4,297,033	$2,323,016
Beacon Selective Risk ETF	3,120	-	(443,349)	(1,039,851)	-	4,910,913	3,430,833

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred as follows:

Fund	Post October Losses
Beacon Tactical Risk ETF	$-
Beacon Selective Risk ETF	443,349

At February 28, 2025, the Fund had a capital loss forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Beacon Tactical Risk ETF	1,974,017	-	1,974,017	947
Beacon Selective Risk ETF	1,004,163	35,688	1,039,851	-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended February 28, 2025, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Beacon Tactical Risk ETF	$(10,476)	$10,476
Beacon Selective Risk ETF	814,534	(814,534)

Beacon ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023- 09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Beacon ETFs

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the investment advisory agreement between Beacon Capital Management, Inc. (“BCM”) and the Trust on behalf of each of the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF (each a “Fund” and collectively the “Funds”), (the “Advisory Agreement”). The Board also considered the approval of the renewal of the sub-advisory agreement between Beacon and Exchange Traded Concepts, LLC (“ETC”) with respect to the Funds (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements’).

Based on their evaluation of the information provided by BCM and ETC, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreements with respect to the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreements. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreements, a memorandum prepared by Independent trustee counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to BCM and ETC (including due diligence questionnaires completed by BCM and ETC, select financial information of BCM and ETC, bibliographic information regarding BCM’s and ETC’s key management and investment advisory personnel, and comparative fee information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management. In considering the approval of the renewal of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Advisory Agreements was in the best interests of each Fund and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Beacon ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the approval of the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by BCM related to the proposed renewal of the Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Funds, including the team of individuals that will primarily monitor and execute the investment strategies. The Board noted that BCM has been a registered investment adviser with the SEC since June 2002, and that its personnel have many years of experience in the financial services industry and investment management experience. The Board discussed the extent of BCM’s research capabilities and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from representatives of BCM with respect to a series of important questions, including: whether BCM or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Beacon Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board also reviewed the description provided by BCM on the practices for monitoring compliance with the Beacon Funds’ investment limitations, noting that BCM’s Chief Compliance Officer would actively review the portfolio manager’s performance of their duties with respect to the Funds to ensure compliance under BCM’s compliance program. The Board reviewed the capitalization of BCM and, based on financial information provided by and representations made by BCM and its representatives, concluded that BCM was sufficiently well-capitalized to meet its obligations to each of the Beacon Funds. The Board noted that the CCO of the Trust continued to represent that BCM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted BCM’s representation that the prospectus and statement of additional information for the Funds accurately describe the investment strategies of each of the Funds. The Board concluded that BCM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement with respect to each of the Funds and that the nature, overall quality and extent of the management services to be provided by BCM were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance of each of the Funds as compared to its peer group, Morningstar category and benchmark for the one-year and since inception periods ended December 31, 2024. With respect to Beacon Selective, the Board noted that the Fund outperformed its peer group median and Morningstar category median but underperformed its benchmark (the S&P 500 Total Return Index) for the one year and since inception periods. With respect to Beacon Tactical, the Board noted that the Fund outperformed its peer group median and Morningstar category median but underperformed its benchmark (the S&P 500 Total Return Index) for the one year period and underperformed its peer group median, Morningstar category median and benchmark for the since inception period. The Board noted the portfolio managers’ ability to manage stock selection and mitigate risk and concluded that past performance was acceptable.

Beacon ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

Fees and Expenses. As to the costs of the services to be provided by BCM, the Board reviewed and discussed the advisory fee for each of the Funds and total operating expenses for each of the Funds as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that BCM charges an advisory fee at an annual rate of 0.65% of the average daily net assets of each of the Funds. The Board noted that each advisory fee was lower than the peer group and category average and median advisory fees of each Fund’s respective peer group and Morningstar category. The Board also reviewed the net expenses for each of the Funds as compared to its peer group and Morningstar category noting that Fund assets below the peer group and Morningstar category average and median likely were a contributing factor to slightly higher relative net expenses for each Fund as compared to the category median and peer group median.

The Board then reviewed the Operating Expenses Limitation Agreement noting that BCM had agreed to contractually waive or limit its advisory fee and/or reimburse expenses for each of the Funds in order to limit a Fund’s net annual operating expenses, exclusive of certain fees at least until June 30, 2026, so as not to exceed 1.00% of the average annual net assets for each Fund, and found such arrangements to be beneficial to shareholders of the respective Fund. The Board concluded that each advisory fee charged by BCM with respect to each of the Funds was not unreasonable.

Profitability. The Board also considered the level of profits that accrued to BCM with respect to each of the Funds based on breakeven and profitability reports and analyses prepared by BCM and reviewed by the Board and certain financial information provided by BCM. After further review and discussion, the Board concluded that, based on the services provided by BCM, the profits from BCM’s relationship with each of the Funds were not excessive.

Economies of Scale. As to the extent to which each of the Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed BCM’s expectations for growth for each of the Funds and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from BCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Fund separately that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fees are not unreasonable; and (c) the Advisory Agreement is in the best interests of each Fund and its respective shareholders. In considering the renewal of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of each Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Beacon ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

Sub-Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by ETC, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of ETC; and (iii) ETC’s financial condition, history of operations and ownership structure. In considering the approval of the renewal of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by ETC, the Board noted the experience of the portfolio management personnel of ETC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of ETC and reviewed supporting materials. The Board reviewed the materials prepared by ETC describing its investment services and noted ETC’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board noted that the CCO of the Trust continued to represent that ETC’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that ETC had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services provided to each of the Beacon Funds appear to be satisfactory.

Performance. With respect to performance, the Board noted that ETC is primarily responsible for executing the investment decisions of BCM rather than managing each of the Funds’ portfolio. Accordingly, the Board did not consider performance to be a significant factor with respect to evaluating ETC.

Fees and Expenses. As to the costs of the services provided by ETC, the Board discussed the sub-advisory fee and considered that ETC is paid by BCM out of its advisory fees and not by each of the Funds. The Board also looked at the advisory fee split between BCM and ETC and concluded that the sub-advisory fee paid to ETC was not unreasonable in light of the quality of the services performed by it. The Board also considered, based on statements made and information provided by BCM and ETC that the Sub-Advisory Agreement was negotiated at arm’s-length between BCM and ETC.

Profitability. As to profitability, the Board discussed and noted that ETC receives no compensation from BCM or the Funds, other than the sub-advisory fee earned pursuant to the Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by BCM out of the advisory fee that it receives and not directly by the Funds. While the Board did not consider the costs of services provided by ETC or its profitability to be significant factors, nonetheless, based on all these factors and on profitability reports and analyses provided by ETC and reviewed by the Board, the Board concluded that profits from ETC’s relationship with the Funds were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Funds, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to BCM.

Conclusion. The Board relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in approving the renewal of the ETC Sub-Advisory

Beacon ETFs

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ETC as the Board believed to be reasonably necessary to evaluate the terms of the ETC Sub-Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the each of the Funds separately that (a) the terms of the ETC Sub-Advisory Agreement are reasonable; (b) the sub-advisory fee is not unreasonable; and (c) the ETC Sub-Advisory Agreement is in the best interests of each of the Funds and their respective shareholders.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Beacon Capital Management, Inc.

7777 Washington Village Dr. Suite 280

Dayton, OH 45459

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

BEACONETFS-SAR25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/6/25

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	11/6/25